Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 31, 2019
Registrant Name	AltShares Trust
Entity Central Index Key	0001779306
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 19, 2020
Document Effective Date	Mar. 11, 2020
Prospectus Date	Mar. 11, 2020
AltShares Merger Arbitrage ETF | AltShares Merger Arbitrage ETF
Prospectus:
Trading Symbol	ARB